Borrowings - Schedule of maturity analysis of non-current borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 161,261	€ 166,521
Current borrowings	17,905	20,852
TOTAL BORROWINGS	179,167	187,373
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	28,715	132,489
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	131,953	33,349
Over 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 594	€ 683